RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Loans collected from/(issued to) related party		¥ 104,500	¥ 3,016,312
Loans received from/ (repaid to) related party	¥ 361,500	639,250	(420,559)
Puxin
Related Party Transaction [Line Items]
Loans collected from/(issued to) related party			3,238,919
Zhuoyue
Related Party Transaction [Line Items]
Loans collected from/(issued to) related party		4,500	(663,463)
Loans received from/ (repaid to) related party		706,250	(435,193)
Pucheng Credit
Related Party Transaction [Line Items]
Loans collected from/(issued to) related party		100,000	441,667
Loans received from/ (repaid to) related party		1,000	(816)
Fuan Yida
Related Party Transaction [Line Items]
Loans received from/ (repaid to) related party		¥ (68,000)
Hengda Hongyuan
Related Party Transaction [Line Items]
Loans received from/ (repaid to) related party	¥ 361,500
Other related parties
Related Party Transaction [Line Items]
Loans collected from/(issued to) related party			(811)
Loans received from/ (repaid to) related party			¥ 15,450